Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	$ (53,771)	$ (50,253)	$ (55,280)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	(105,973)	(5,413)	107,224
Total realized and unrealized (losses) gains on non-designated derivative	(159,744)	(55,666)	51,944
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	(58,475)	(49,224)	(51,084)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	(100,306)	(10,408)	102,662
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain loss net	4,704	(1,029)	(4,196)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain loss net	$ (5,667)	$ 4,995	$ 4,562